Cash and cash equivalents and total borrowings - Additional information (Detail) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Corporate bond
Cash Reconciliation [Line Items]
Fair value of corporate bonds	£ 3,651	£ 3,964